BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of business combinations
Schedule of assets and liabilities pertaining to the disposal group and reconciliation of the loss on disposal

Current assents	282
Non-current assets	51
Total assets	333
Current liabilities	(275)
Non-current liabilities	(36)
Total liabilities	(311)
Accumulated other comprehensive income	83

Total consideration	(52)

Loss on disposal	53

Schedule of business acquisitions proforma financial data

	2021
	MTT, Zelenaya
	Tochka,
	GreenBush,
	Credit	2020	2019
	Consulting,		RIKT, Kinopolis,
Pro forma:	Sistema Capital	STOPOL	Narodnoje

Net revenue	537,867	495,273	476,257
Net profit fot the year	64,399	62,079	55,101

Schedule of business acquisitions actual information financial data

	2021
	MTT, Zelenaya
	Tochka,
	GreenBush,
	Credit	2020	2019
	Consulting,		RIKT, Kinopolis,
	Sistema Capital	STOPOL	Narodnoje

Net revenue	5,341	355	238
Net profit/(loss) for the year	25	25	(15)

Vision Labs
Disclosure of business combinations
Schedule of fair values of the identifiable assets and liabilities on acquisition date

Goodwill	3,800	(1)
Customer base	1,726	(2)
Other intangible assets	1,434
Property, plant and equipment	86
Other non-current assets	53
Current assets	266
Cash and cash equivalents	211
Current liabilities	(447)
Non‑current liabilities	(606)

Total consideration	6,523
Including:
Fair value of contingent consideration	621
Fair value of stake in Group’s subsidiary	659
Cash payable	5,243
(1)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Artificial Intelligence” operating segment.
(2)Amortized over the term of up to 7 years.

Companies acquired in 2021
Disclosure of business combinations
Schedule of purchase price allocation

			Zelenaya			Credit
	MTT		Tochka		GreenBush	Consulting
Goodwill	2,984	(1)	1,353	(1)	-	46	(2)
Customer base	827	(3)	320	(4)	—	—
Trademark	530		12		—	—
Other intangible assets	590		24		1	4
Property, plant and equipment	588		623		5,171	—
Other non-current assets	254		43		17	—
Current assets	3,056		1,417		84	18
Cash and cash equivalents	340		152		9	3
Current liabilities	(2,656)		(725)		(26)	(11)
Non‑current liabilities	(715)		(118)		(56)	—

Total consideration	5,798		3,101		5,200	60
Including:
Fair value of contingent consideration	—		—		—	60
Fair value of offset financial assets	1,958		—		—	—
Fair value of previously held interest	—		1,582		—	—
Deferred payment	160		7		—	—
Cash paid or payable	3,680		1,512		5,200	—
(1)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Telecom” operating segment.
(2)The provisional goodwill is attributable to the expected synergies arising from the acquisition and allocated to the “Fintech” operating segment.
(3)Amortized over the term of up to 3 years.
(4)Amortized over the term of 5 years.

Schedule of details of acquisitions of subsidiaries

	Consideration
	paid
	net of cash		Assets acquired	Liabilities
Acquired company	acquired*	Cash acquired	other than cash	assumed
Sistema Capital	3,474	26	1,185	90

* Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Companies acquired in 2020
Disclosure of business combinations
Schedule of purchase price allocation

Stopol

Goodwill(1)	282
Other non-current assets	2
Current assets	230
Cash and cash equivalents	69
Current liabilities	(262)

Total consideration	321

Including:
Fair value of contingent consideration	9
Cash paid	312
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Stopol” operating segment within “Other” category in reportable segments.

Companies acquired in 2019
Disclosure of business combinations
Schedule of fair values of the identifiable assets and liabilities on acquisition date

Goodwill (1)	105
Other intangible assets (2)	172
Property, plant and equipment	118
Trade and other receivables	12
Cash and cash equivalents	6
Other current assets	9
Other non-current assets	14
Current liabilities	(37)
Non‑current liabilities	(39)

Consideration transferred (in cash)	360
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Telecom” operating segment.
(2)	Amortized over the average term of 12 years.

Schedule of liabilities and indemnification assets in respect to deferred payments

	Deferred
	payments
	on			Zelenaya	Credit
Indemnification asset/	acquisitions	IT-Grad	Stopol	Tochka	Consulting	MTT
(Liability on deferred payment/	prior to	contingent	contingent	deferred	contingent	deferred
contingent consideration)	2019	consideration	consideration	payment	consideration	payment

January 1, 2019	118	(907)	—	—	—	—

Measurement period adjustment	—	66	—	—	—	—
Reversal of indemnity	(259)	—	—	—	—	—
Revaluation	(22)	(66)	—	—	—	—
Payment	163	—	—	—	—	—

December 31, 2019	—	(907)	—	—	—	—

Initial recognition of deferred payment/contingent consideration	—	—	(40)	—	—	—
Less: Provision for tax liabilities related to pre-acquisition period	—	—	26	—	—	—
Reversal of tax provision	—	—	(10)	—	—	—

December 31, 2020	—	(907)	(24)	—	—	—

Initial recognition of deferred payment/contingent consideration	—	—	—	(7)	(60)	(160)
Less: Provision for tax liabilities related to pre-acquisition period	—	—	3	—	—	—
Revaluation	—	542	—	—	(1)	—
Payment	—	365	—	7	—	—

December 31, 2021	—	—	(21)	—	(61)	(160)

Schedule of details of acquisitions of subsidiaries

	Consideration paid		Assets acquired
Acquired company	net of cash acquired*	Cash acquired	other than cash	Liabilities assumed
Kinopolis	2,030	12	1,017	58
Narodnoje	329	—	102	—

Total effect of acquisitions under common control	2,359	12	1,119	58

*Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control